Document And Entity Information	Nov. 06, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	GOGO INC.
Entity Central Index Key	0001537054
Entity Emerging Growth Company	false
Securities Act File Number	001-35975
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1650905
Entity Address, Address Line One	105 Edgeview Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Broomfield
Entity Address, Country	CO
Entity Address, Postal Zip Code	80021
City Area Code	303
Local Phone Number	301-3271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GOGO
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	GOGO
Security Exchange Name	NASDAQ